Stockholders' Equity (Details Textual 1) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
		Apr. 12, 2017	Sep. 22, 2017	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Stockholders Equity Note [Line Items]
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Additional warrants purchase	[1]					207,693
Issuance of agent warrants	[1]					13,846
Exercise price				$ 1,000
Common shares issued				2,620,033	22,966,668	1,450,963
Common shares outstanding				562,761	912,761
Shares issued for services					$ 8,582	$ 564,000
Two Zero One Eight Public Offering [Member]
Stockholders Equity Note [Line Items]
Issuance of shares and warrants - net of issue costs, shares			800,000
Sale of stock, description				The Company engaged a placement agent for the 2018 Registered Offering. Under the Company's engagement agreement with the placement agent, the Company paid $800,000 in cash commission and other fees to the placement agent and issued warrants to purchase 40,000 shares of common stock to the placement agent (the "2018 Agent Warrants"). The 2018 Agent Warrants are exercisable at a per share price of $12.50 and have a term of exercise of five years.	Under the Company's engagement agreement with the placement agent, the Company paid $800,000 in cash commission and other fees to the placement agent and issued warrants to purchase 400,000 shares of common stock to the placement agent (the "2018 Agent Warrants"). The 2018 Agent Warrants are exercisable at a per share price of $1.25 and have a term of exercise of five years.
Gross proceeds of cash			$ 10,000,000
Common stock, par value			$ 1.25
Additional warrants purchase			800,000
Issuance of cash				$ 254,664	$ 254,664
Net proceeds of cash				$ 8,945,336	$ 8,945,336
Exercise price			$ 1.25
Two Zero One Seven Public Offering [Member]
Stockholders Equity Note [Line Items]
Issuance of shares and warrants - net of issue costs, shares		2,769,232
Sale of stock, description						Under the Company's engagement agreement with the placement agent, the Company agreed to pay up to an 8% cash commission and issue warrants to purchase shares of common stock (the "2017 Agent Warrants") up to the number of shares of common stock equal to 5% of the aggregate number of shares issued in the 2017 Public Offering.
Gross proceeds of cash		$ 90				$ 1,492,298
Common stock, par value		$ 3.25
Additional warrants purchase		2,076,924
Issuance of cash						347,897
Net proceeds of cash						$ 7,932,107
Issuance of agent warrants						138,462
Warrant term		5 years				5 years
Issuance of agent warrant cost						$ 424,401
Exercise price		$ 3.50				$ 4.06

[1]	As part of the financing completed by the Company on April 12, 2017, the Company issued the 2017 Investor Warrants and the 2017 Agent Warrants. The 2017 Investor Warrants are exercisable at $3.50 until April 19, 2022 and the 2017 Agent Warrants are exercisable at $4.06 until April 12, 2022.